INCOME TAXES - Rollforward of valuation allowances of deferred tax assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Rollforward of valuation allowances of deferred tax assets
Balance as of beginning of year	$ 23,636
Additions of valuation allowance	546
Utilization of deferred tax assets	(153)
Change in tax rate	1,025
Balance as of the end of the year	$ 25,054